Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - ke:EBP001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 158,800,004	$ 152,286,342
EBP, Note Receivable from Participant		1,630,318
EBP, Employer Contribution, Receivable	54,164	10,460
EBP, Participant Contribution, Receivable	32,777	32,090
EBP, Receivable	1,225,906	1,672,868
EBP, Net Asset Available for Benefit	$ 160,025,910	$ 153,959,210